Subordinated borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Subordinated Borrowings

	Coupon rate	Coupon date	Issue / Maturity	Year of next call	2021	2020
Fixed to floating subordinated notes

EUR 700 million	4% 2)	Annually, April 25	2014/44	2024	698	697

USD 800 million	5.5% 3)	Semi-annually, April 11	2018/48	2028	697	648

Fixed subordinated notes

USD 925 million 1)	5.1%	Quarterly, March 15	2019/49	2024	798	740

At December 31					2,194	2,085

Fair value of subordinated borrowings					2,438	2,351
1	Issued by a subsidiary of, and guaranteed by Aegon N.V.
2	The coupon is fixed at 4% until the first call date and floating therefafter with a 3 months Euribor plus a margin of 335bps.
3	The coupon is fixed at 5.5% until the first call date and floating thereafter with a 6 month USD LIBOR plus a margin of 3.539%.

Aegon N.V [member]
Statement [LineItems]
Summary of Subordinated Borrowings

Fixed to floating subordinated notes	Coupon rate	Coupon date	Issue /Maturity	Year of next call	2021	2020

EUR 700 million	4% 1)	Annually, April 25	2014/44	2024	698	698

USD 800 million	5.5% 2)	Semi-annually, April 11	2018/48	2028	697	648

At December 31					1,396	1,345

Fair value of subordinated borrowings					1,567	1,517

1	The coupon is fixed at 4% until the first call date and floating therefafter with a 3 months Euribor plus a margin of 335bps.
2	The coupon is fixed at 5.5% until the first call date and floating thereafter with a 6 month USD LIBOR plus a margin of 3.539%.